Litigation (Details) - 3 months ended Jun. 30, 2020 SFr in Millions, $ in Millions	CHF (SFr)	USD ($)
Pending Litigation
Litigation disclosures
Net litigation provisions recorded | SFr	SFr 120
Pending Litigation | Minimum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	0
Pending Litigation | Maximum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	SFr 1,300
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Home Loan Bank of Seattle | Washington State Court
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC | $		$ 145.0
Credit Suisse Securities (USA) LLC | Rates Related Matters | Punitive class action lawsuits | US District Court for the Southern District of New York (SDNY) | Minimum
Litigation disclosures
Estimated damages | $		10.0
Credit Suisse AG | ADR litigation | Punitive class action lawsuits | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party | $		$ 15.5